Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense (Benefits)

Income tax expense (benefits)

	2019	2018
Loss before tax	$(284,655)	$(89,455)
Tax credit calculated at statutory tax rate	(71,164)	(22,364)
Expenses not deductible for tax purposes	27,933)	22,364
Effect of different tax rates in other countries	112	-
Others	43,119	-
	$-	$-